Property, Plant And Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 39,100,000	$ 31,900,000	$ 25,900,000
Impairment charges for property, plant and equipment	$ 0	$ 0	$ 0